UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07678)

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 05/31/13

Item 1.	Schedule of Investments.

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 146.4%
Arizona — 5.5%
Revenue Bonds — 2.8%
Apache County Industrial Development Authority, Tucson Electric Power Company, Series 2012-A, 4.50%, 3/1/30	$330,000	$338,504
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series 2007-A, 5.25%, 7/1/32	2,000,000	2,159,700

		2,498,204

General Obligation — 2.7%
Pima County Unified School District Number 1, Tucson, Series 1994 (FGIC) (NATL), 8.38%, 7/1/13	2,450,000	2,466,489

		4,964,693

California — 13.1%
Revenue Bonds — 3.1%
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series 2005-A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,062,100
San Francisco City & County Redevelopment Agency, Successor Agency Community Facilities District No. 6, Mission Bay South Public Improvements, Series 2013-A, 5.00%, 8/1/33	60,000	65,430
State Communities Development Authority, Children’s Hospital, Series 2007, 5.00%, 8/15/47	1,000,000	1,033,210
State Communities Development Authority, Henry Mayo Newhall Memorial Hospital, Series 2007-A (CMI), 5.00%, 10/1/27	500,000	543,285
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series 2006-A (AMBAC) (AMT), 5.00%, 12/1/22 ¥	100,000	98,737

		2,802,762

General Obligations — 9.0%
Los Rios Community College District, Series 2009-D, 5.38%, 8/1/34	2,000,000	2,302,760
Poway Unified School District, Series 2011-B, Zero Coupon Bond, 4.97%, 8/1/41 ¹	2,000,000	501,480
Rialto Unified School District, Election 2010, Series 2011-A, Convertible (CAB) (AGM), 0.00% through 8/1/26, thereafter, 7.35%, 8/1/41 X	5,000,000	3,081,400
West Contra Costa Unified School District, Election 2010, Series 2011-A-1, 5.00%, 8/1/41	2,000,000	2,214,400

		8,100,040

Tax Allocation Bonds — 1.0%
Davis Redevelopment Agency, Series 2011-A, 7.00%, 12/1/36	260,000	318,048
Lynwood Redevelopment Agency, Series 2011-A, 7.00%, 9/1/31	250,000	296,252
Santee Community Development Commission, Series 2011-A, 7.00%, 8/1/31	220,000	269,876

		884,176

		11,786,978

Colorado — 12.8%
Revenue Bonds — 12.4%
E-470 Public Highway Authority, Capital Appreciation, Series 2000-B, Zero Coupon Bond (NATL), ¹
4.86%, 9/1/29	955,000	437,648
4.96%, 9/1/30	2,035,000	874,012
5.05%, 9/1/31	50,000	20,123
5.11%, 9/1/32	2,795,000	1,058,131
5.16%, 9/1/33	50,000	17,821
E-470 Public Highway Authority, Capital Appreciation, Series 2004-A, Zero Coupon Bond (NATL), 4.76%, 9/1/28 ¹	350,000	170,807
E-470 Public Highway Authority, Capital Appreciation, Series 2004-B, Zero Coupon Bond (NATL), 4.78%, 9/1/28 ¹	325,000	147,647
E-470 Public Highway Authority, Capital Appreciation, Series 2010, Zero Coupon Bond, ¹
5.25%, 9/1/35	275,000	86,870
5.18%, 9/1/37	150,000	43,424

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
5.19%, 9/1/38	$25,000	$6,860
5.21%, 9/1/39	20,000	5,188
5.19%, 9/1/41	110,000	25,886
State Health Facilities Authority, Evangelical Lutheran, Series 2005, 5.00%, 6/1/29	1,000,000	1,035,160
State Health Facilities Authority, Poudre Valley, Series 2005-B (AGM), 5.25%, 3/1/36	2,090,000	2,283,346
State Health Facilities Authority, Valley View Hospital Association, Series 2008, 5.50%, 5/15/28	750,000	795,262
State Health Facilities Authority, Volunteers of America Care, Series 2007-A, 5.00%, 7/1/15	250,000	255,882
State Housing & Finance Authority, Multifamily Housing Project, Series 2002-A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,748,184
State Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series 2004 (AMT), 5.70%, 7/1/18	1,000,000	1,141,220
Water Reserve & Power Development Authority, Clean Water, Series 1996-A, 5.90%, 9/1/16	15,000	15,071

		11,168,542

General Obligation — 0.4%
Willow Trace Metropolitan District, Series 2006-A (AGC), 4.45%, 12/1/35	350,000	353,381

		11,521,923

Florida — 9.6%
Revenue Bonds — 9.6%
Bay County, Educational Facilities Revenue, Series 2013-A
5.00%, 9/1/45	450,000	439,402
5.00%, 9/1/48	850,000	822,596
City of Atlantic Beach, Health Care Facilities Revenue, Series 2013-A, 5.00%, 11/15/37	1,480,000	1,547,429
City of Cape Coral, Water & Sewer, Series 2011 (AGM), 5.00%, 10/1/41	1,000,000	1,080,710
Miami-Dade County Educational Facilities Authority, University of Miami, Series 2008-A, 5.20%, 4/1/24	1,000,000	1,097,350
Miami-Dade County Water & Sewer Systems, Series 2010 (AGM), 5.00%, 10/1/39	1,000,000	1,097,590
Palm Beach County Health Facilities Authority, Abbey Delray South, Series 2003, 5.45%, 10/1/15	1,100,000	1,114,806
Palm Beach County Health Facilities Authority, Waterford Project, Series 2007, 5.88%, 11/15/37	1,300,000	1,357,551
State Development Finance Corporation Education Facilities, Renaissance Charter School, Inc. Projects, Series 2012-A, 6.13%, 6/15/43	100,000	98,179

		8,655,613

Georgia — 0.8%
Revenue Bond — 0.8%
Fulton County Development Authority, Maxon Atlantic Station, Fulton Cooling, Series 2005-A (AMT) (Optional Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	711,263

Hawaii — 3.5%
Revenue Bond — 3.5%
State Department of Budget & Finance, Kahala Nui Project, Series 2003-A (Pre-refunded 11/15/13 @102), 8.00%, 11/15/33 ¯	3,000,000	3,165,420

Illinois — 5.9%
Revenue Bonds — 4.0%
Metropolitan Pier & Exposition Authority, Capital Appreciation, McCormick, Series 2002-A, Zero Coupon Bond (NATL), 4.69%, 12/15/34 ¹	5,000,000	1,842,150
State Finance Authority, Capital Appreciation, Clare Water Tower, Series 2010-B, Zero Coupon Bond, 0.00%, 5/15/50 ¥ ¹ ¿	186,436	2
State Finance Authority, Clare Water Tower, Series 2010-A, 6.00%, 5/15/28 ¥ ¿	390,340	4
State Finance Authority, Rush University Medical Center, Series 2006-B (NATL), 5.25%, 11/1/35	1,000,000	1,062,800
State Finance Authority, Three Crowns Park Plaza, Series 2006-A, 5.88%, 2/15/26 ¥	500,000	517,580
State Health Facility Authority, Lutheran General Hospital, Series 1993-C, 7.00%, 4/1/14	170,000	177,885

		3,600,421

General Obligation — 1.9%
McCook, Series 2008, 5.20%, 12/1/30	1,525,000	1,715,091

		5,315,512

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Indiana — 3.7%
Revenue Bonds — 3.7%
State Finance Authority Revenue, Tax-Exempt Private Activity, Ohio River Bridges East End Crossing Project, Series 2013-A, 5.00%, 7/1/48	$820,000	$838,885
State Health & Educational Facility Financing Authority, Sisters of St. Francis, Series 2006 (AGM)
5.25%, 11/1/25	475,000	530,793
5.25%, 11/1/29	530,000	577,292
State Health Facility Financing Authority, Columbus Regional Hospital, Series 1993 (AGM), 7.00%, 8/15/15	1,300,000	1,379,625

		3,326,595

Iowa — 3.2%
Revenue Bonds — 3.2%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, Series 1994, 6.15%, 3/1/16	480,000	481,517
State Higher Education Loan Authority, Upper Iowa University Project, Series 2013, 5.00%, 9/1/43	2,360,000	2,413,029

		2,894,546

Kansas — 3.1%
Revenue Bonds — 3.1%
Olathe Health Facilities, Olathe Medical Center, Series 2008, 5.00%, 9/1/29	1,000,000	1,048,630
State Development Finance Authority, Hospital, Adventist Health, Series 2009, 5.50%, 11/15/29	1,540,000	1,770,245

		2,818,875

Kentucky — 4.7%
Revenue Bonds — 4.7%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, Series 2008-A, 6.00%, 5/1/38	2,500,000	2,708,325
Pikeville Medical Center, Series 2011, 6.50%, 3/1/41	1,250,000	1,459,112

		4,167,437

Maine — 1.3%
Revenue Bond — 1.3%
State Health & Higher Educational Facilities Authority, General Medical Center, Series 2011, 6.75%, 7/1/41	1,000,000	1,186,780

Massachusetts — 7.6%
Revenue Bonds — 7.6%
State Development Finance Agency, Covanta Energy Project, Series 2012-C (AMT), 5.25%, 11/1/42	750,000	764,692
State Development Finance Agency, M/SBRC Project, Series 2002-A (NATL), 5.13%, 2/1/34	1,000,000	985,520
State Development Financing Agency, AdventCare Project, ¥
6.75%, 10/15/37, Series 2007-A	650,000	689,683
7.63%, 10/15/37, Series 2010	880,000	1,009,510
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series 2006-A (ACA), 5.13%, 6/1/31	1,825,000	1,830,785
State Development Financing Agency, Senior Living Facility, Groves — Lincoln, Series 2009-A, 7.88%, 6/1/44 ¥ ¿	1,000,000	470,040
State Health & Educational Facilities Authority, Suffolk University, Series 2009-A, 5.75%, 7/1/39	1,000,000	1,107,280

		6,857,510

Michigan — 1.5%
Revenue Bond — 1.5%
State Strategic Fund, Michigan House of Representatives, Series 2008-A (AGC), 5.25%, 10/15/23	1,165,000	1,304,718

Minnesota — 12.0%
Revenue Bonds — 12.0%
Cuyuna Range Hospital District, Health Facilities,
5.50%, 6/1/35, Series 2005	1,000,000	1,010,830
5.00%, 6/1/29, Series 2007	1,000,000	1,036,440
Maplewood Multifamily, Carefree Cottages II, Series 2004 (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,020,270
St. Louis Park Health Care Facilities, Nicollet Health Services, Series 2009, 5.75%, 7/1/39	2,000,000	2,222,600

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	$875,000	$886,471
St. Paul Housing & Redevelopment Authority, Episcopal Homes Project, Series 2013
5.00%, 5/1/33	500,000	494,385
5.13%, 5/1/48	1,000,000	957,200
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, Series 2006, 5.25%, 5/15/36	495,000	519,503
St. Paul Housing & Redevelopment Authority, Tax Increment, Upper Landing Project, Series 2012, 5.00%, 9/1/26	400,000	418,136
St. Paul Housing & Redevelopment Hospital Authority, Health East Project, Series 2005, 5.00%, 11/15/17	1,400,000	1,528,562
State Agricultural & Economic Development Board, Fairview Health Care System, Series 2000-A, 6.38%, 11/15/29	30,000	30,117
Worthington Housing Authority, Meadows Worthington Project, Series 2007-A, 5.25%, 11/1/28 ¥	675,000	684,821

		10,809,335

Mississippi — 2.8%
General Obligations — 2.8%
State Development Bank Special Obligation, Jackson, Series 2009
5.50%, 1/1/23	1,325,000	1,520,504
5.80%, 1/1/24	850,000	980,458

		2,500,962

Missouri — 4.2%
Revenue Bonds — 4.2%
Boone County, Boone Hospital Center, Series 2008, 5.63%, 8/1/38	1,500,000	1,662,840
City of St Louis, Airport Revenue, Series 2012 (AMT), 4.25%, 7/1/29	490,000	483,802
North Central Regional Water System, Series 2006, 5.00%, 1/1/37 ¥	1,000,000	1,024,980
St. Louis County Industrial Development Authority, Friendship Village Chesterfield, Series 2012, 5.00%, 9/1/42	575,000	552,753

		3,724,375

Montana — 0.7%
Revenue Bond — 0.7%
Forsyth Pollution Control, Northwestern Corporation, Series 2006 (AMBAC), 4.65%, 8/1/23	600,000	645,324

Nebraska — 4.1%
Revenue Bonds — 4.1%
University of Nebraska, Omaha Health & Recreation Project, Series 2008
5.00%, 5/15/33	1,250,000	1,377,038
5.00%, 5/15/38	2,100,000	2,282,973

		3,660,011

New Hampshire — 0.8%
Revenue Bond — 0.8%
State Health & Education Facilities Authority, Speare Memorial Hospital, Series 2004, (Pre-refunded 7/1/15 @ 100), 5.88%, 7/1/34 ¯	600,000	666,222

New Mexico — 0.1%
Revenue Bond — 0.1%
State Mortgage Finance Authority, Series 1994-A (FHA) (FMHA) (VA), 6.88%, 1/1/25	105,000	110,124

North Carolina — 1.9%
Revenue Bond — 1.9%
State Capital Facilities Finance Agency, Meredith College, Series 2008, 6.13%, 6/1/35	1,500,000	1,672,635

Ohio — 3.4%
Revenue Bonds — 3.4%
Miami County Hospital Facilities, Upper Valley Medical Center, Series 2006, 5.25%, 5/15/26	1,000,000	1,056,350
Muskingum County Hospital Facilities Revenue, Genesis HealthCare System Obligated Group Project, Series 2013, 5.00%, 2/15/33	2,000,000	2,025,960

		3,082,310

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Oregon — 1.3%
Revenue Bond — 1.3%
City of Portland, Sewer System, Second Lien, Series 2006-B (NATL), 5.00%, 6/15/24	$1,000,000	$1,120,720

Pennsylvania — 4.8%
Revenue Bonds — 4.8%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series 2003-A, 5.75%, 8/15/20	1,000,000	1,001,880
Delaware County College Authority, Neumann College, Series 2008, 6.00%, 10/1/30	1,000,000	1,090,630
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, Series 2005, 6.25%, 2/1/35	1,000,000	1,013,200
State Economic Development Financing Authority, Allegheny Energy Supply Company, Series 2009, 7.00%, 7/15/39	1,000,000	1,184,360

		4,290,070

Puerto Rico — 3.6%
Revenue Bond — 1.7%
Puerto Rico Sales Tax Financing Corporation, Series 2011-A-1, 5.00%, 8/1/43	1,500,000	1,543,455

General Obligations — 1.9%
Commonwealth of Puerto Rico, Public Improvement, Series 2012-A, 5.00%, 7/1/41	1,000,000	946,610
Commonwealth of Puerto Rico, Public Improvement, Series 2001-A
5.50%, 7/1/20 (NATL)	335,000	354,909
5.50%, 7/1/29 (FGIC)	365,000	372,421

		1,673,940

		3,217,395

South Carolina — 4.1%
Revenue Bonds — 4.1%
Environmental Improvement, Georgetown County, International Paper, Series 2005-A (AMT), 5.55%, 12/1/29	650,000	688,668
State Educational Facilities Authority, Wofford College, Series 2007-A, 4.50%, 4/1/30	750,000	772,582
State Jobs Economic Development Authority, Hospital Facilities, Palmetto Health,
6.13%, 8/1/23, Series 2003-A	250,000	252,383
6.38%, 8/1/34, Series 2003-C (Pre-refunded 8/1/13 @ 100) ¯	40,000	40,408
State Public Service Authority, Santee Cooper, Series 2006-A (NATL), 5.00%, 1/1/30	1,800,000	1,940,472

		3,694,513

South Dakota — 6.4%
Revenue Bonds — 6.4%
City of Deadwood, Sales Tax, Series 2009-B, 6.25%, 12/1/28 ¥	1,300,000	1,448,668
State Economic Development Finance Authority, Pooled Loan Program, Davis Family, Series 2004-A (AMT), 6.00%, 4/1/29	1,000,000	1,036,110
State Economic Development Finance Authority, Pooled Loan Program, McEleeg, Series 2004-B (AMT), 5.95%, 4/1/24	2,000,000	2,077,740
State Health & Educational Facilities Authority, Vocational Education Program, Series 2008 (AGC), 5.50%, 8/1/38	1,000,000	1,136,540

		5,699,058

Texas — 15.3%
Revenue Bonds — 8.3%
Gulf Coast Industrial Development Authority, Solid Waste Disposal, CITGO Petroleum Corporation Project, Series 1995 (AMT), 4.88%, 5/1/25	215,000	220,220
Houston Health Facilities Development, Retirement Facility, Buckingham Senior Living, Series 2004-A, (Pre-refunded 2/15/14 @ 101), 7.00%, 2/15/26 ¯	1,500,000	1,585,935
North Texas Tollway Authority, First Tier, Series 2008-E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	562,330
North Texas Tollway Authority, Second Tier, Series 2008-F, 5.75%, 1/1/38	1,000,000	1,097,890
Tarrant County Cultural Education, Hendrick Medical Center Project, Series 2009-B (AGC), 5.25%, 9/1/26	1,300,000	1,444,885
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series 2006-A, 6.00%, 11/15/26 ¥	600,000	641,958
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project, Series 2005 ¥

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶
5.50%, 11/15/25	$200,000	$206,852
5.65%, 11/15/35	1,600,000	1,642,096

		7,402,166

General Obligations — 7.0%
Humble Independent School District, Series 2008-A (AGC), 5.25%, 2/15/22	1,000,000	1,160,970
Plano Independent School District, Series 2008-A, 5.25%, 2/15/34	3,500,000	4,008,970
Round Rock Independent School District, Series 2009, 5.00%, 8/1/27	1,000,000	1,149,770

		6,319,710

		13,721,876

Virginia — 0.7%
Revenue Bonds — 0.7%
City of Chesapeake, Transportation System Senior Toll Road, Series 2012-B, Convertible (CAB), 0.00% through 7/15/23, thereafter, 4.88%, 7/15/40 X	170,000	96,400
Virginia Small Business Financing Authority, Elizabeth River Crossings, Series 2012 (AMT), 5.50%, 1/1/42	500,000	534,615

		631,015

Washington — 3.9%
Revenue Bonds — 3.9%
Skagit County Public Hospital District, Series 2003, 6.00%, 12/1/23	900,000	925,614
State Health Care Facilities Authority, Central Washington Health Services, Series 2009, 6.25%, 7/1/24	2,000,000	2,249,400
State Housing Finance Commission, Riverview Retirement Community, Series 2012, 5.00%, 1/1/48	320,000	314,557

		3,489,571

Total Municipal Long-Term Investments (Cost: $121,352,785)		131,413,379

Short-Term Investment — 0.3%
First American Tax Free Obligations Fund, Class Z, 0.00% W (Cost: $270,438)	270,438	270,438

Total Investments ▲ — 146.7% (Cost: $121,623,223)		131,683,817

Preferred Shares at Liquidation Value — (48.5)%		(43,500,000)

Other Assets and Liabilities, Net — 1.8%		1,608,676

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$89,792,493

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of May 31, 2013, the fund held no internally fair valued securities.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2013, the fair value of these investments was $8,434,925 or 9.4% of total net assets applicable to outstanding common shares.

¹	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2013.

X	Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¿	Security is currently in default with regards to scheduled interest and/or principal payments.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $121,623,223. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$11,220,831
Gross unrealized depreciation	(1,160,237)

Net unrealized appreciation	$10,060,594

ACA — ACA Financial Guaranty Corporation

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax. As of May 31, 2013, the aggregate fair value of securities subject to the AMT was $12,587,621, which represents 14.0% of total net assets applicable to common shares.

CAB — Capital Appreciation Bond

CMI — California Mortgage Insurance Program

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FMHA — Farmers Home Administration

FNMA — Federal National Mortgage Association

NATL — National Public Finance Guarantee Corporation

VA — Veterans Administration

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$131,413,379	$—	$131,413,379
Short-Term Investment	270,438	—	—	270,438

Total Investments	$270,438	$131,413,379	$—	$131,683,817

During the period ended May 31, 2013, the fund recognized no transfers between fair value levels.

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 30, 2013